OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Accounts payable and accrued liabilities	$189	$297
Lease liabilities(1)	680	842
Derivative liabilities	76	108
Deferred revenue	6	9
Provisions	2	6
Loans and notes payable	9	6
Total other non-current liabilities	$962	$1,268
(1)For the three and six months ended June 30, 2026, interest expense relating to total lease liabilities (see Note 16, Accounts Payable And Other Liabilities, for the current portion) was $20 million and $41 million (2025 - $15 million and $31 million).